SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Accrued research and development	$ 297,655	$ 72,906	$ 1,141,727
Deferred grant revenue	100,215	159,047	279,808
Accrued scientific advisory board fees	60,032	60,032	58,794
Other accrued liabilities		52,807	11,331
Total accrued expenses and other liabilities	854,542	344,792	$ 1,491,660
Professional fees	315,830	13,755
Other accrued liabilities	$ 80,810	$ 39,052